Net finance costs (Tables)	12 Months Ended
Dec. 31, 2020
Net Finance Costs [Abstract]
Summary of Net Finance Costs
	2020	2019	2018
	£m	£m	£m
Interest on short-term bank loans, overdrafts and commercial paper	(17)	(20)	(22)
Interest on term debt	(122)	(266)	(161)
Interest on lease liabilities	(12)	(15)	(14)
Total borrowing costs	(151)	(301)	(197)
Losses on loans and derivatives not designated as hedges	(13)	—	(10)
Fair value losses on designated fair value hedge relationships	—	—	(1)
Net financing charge on defined benefit pension schemes and other	(11)	(13)	(9)
Finance costs	(175)	(314)	(217)
Interest on bank deposits	2	3	4
Interest income on net finance lease receivables	1	2	2
Fair value gains on designated fair value hedge relationships	—	1	—
Gains on loans and derivatives not designated as hedges	—	3	—
Finance income	3	9	6
Net finance costs	(172)	(305)	(211)